OTHER FINANCIAL DATA - TRANSACTIONS WITH AFFILATIES 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Sempra Mexico Segment [Member]
Transactions With Joint Venture [Line Items]
Revenues from transactions with RBS Sempra Commodities	$ 37	[1]
Cost of natural gas from transactions with RBS Sempra Commodities	74	[1]
Sempra Natural Gas Segment [Member]
Transactions With Joint Venture [Line Items]
Revenues from transactions with RBS Sempra Commodities	7	[1]
Cost of natural gas from transactions with RBS Sempra Commodities	$ 3	[1]

[1]	With the exception of Sempra Mexico, whose contract with RBS Sempra Commodities expired in July 2011, amounts only include activities prior to May 1, 2011, the date by which substantially all the contracts with RBS Sempra Commodities were assigned to buyers of the joint venture businesses.